Consolidating Guarantor and Non-Guarantor Financial Information - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidating Statement of Comprehensive Income
Net (loss) income	$ 110,912	$ 56,769	$ (173,579)	$ (63,707)	$ 26,486	$ 1,293	$ (66,658)	$ 182,753	$ (69,605)	$ 143,874	$ (187,097)
Other comprehensive income (loss)									13	(1,671)	(48)
Comprehensive (loss) income									(69,592)	142,203	(187,145)
Reportable Entity | NGL Energy Partners LP (Parent)
Consolidating Statement of Comprehensive Income
Net (loss) income									(70,875)	137,042	(198,929)
Comprehensive (loss) income									(70,875)	137,042	(198,929)
Reportable Entity | Guarantor Subsidiaries
Consolidating Statement of Comprehensive Income
Net (loss) income									94,485	219,794	(155,436)
Other comprehensive income (loss)									58	(1,626)	0
Comprehensive (loss) income									94,543	218,168	(155,436)
Reportable Entity | Non-Guarantor Subsidiaries
Consolidating Statement of Comprehensive Income
Net (loss) income									(114,954)	5,496	4,821
Other comprehensive income (loss)									(45)	(45)	(48)
Comprehensive (loss) income									(114,999)	5,451	4,773
Consolidating Adjustments
Consolidating Statement of Comprehensive Income
Net (loss) income									21,739	(218,458)	162,447
Comprehensive (loss) income									$ 21,739	$ (218,458)	$ 162,447